Note 7 - Retirement Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 7:       Retirement Plans

The Company has a funded, qualified non-contributory defined benefit retirement plan which covers substantially all employees hired before 2007, and non-contributory unfunded supplemental executive retirement and ERISA excess plans which supplement the coverage available to certain executives. The Company also has a retiree medical savings account which reimburses eligible employees who retire from the Company for certain medical expenses.  In addition, the Company has an unfunded plan that provides certain health and life insurance benefits to retired employees who were hired prior to 1992.  The previously mentioned plans are collectively referred to as the “Plans.”  The measurement date for the Plans is the Company’s fiscal year end.  The pension plans are effectively frozen.

The Company retained the pension assets and liabilities and postretirement obligations related to employees of the businesses that were sold in 2012.  Pursuant to the respective asset purchase agreements, employees of the newspapers sold to World Media and Tampa Media Group continued employment with Media General and were leased to the respective buyers until December 2012, at which time all of these individuals ceased employment with Media General.  Upon leaving Media General, many employees forfeited future benefits under the postretirement plans which resulted in a curtailment gain of $2.8 million and lowered the liability by approximately $7.2 million due to the remeasurement.

Effective March 1, 2013, the Company will outsource postretirement medical coverage for substantially all Medicare eligible participants to a third party and provide participants a flat dollar benefit to use toward purchasing their own coverage.  This plan amendment resulted in a reduction in the postretirement benefit obligation of $3.5 million.  Due to these changes, the Company will no longer be eligible to receive a Medicare subsidy from the federal government.

The Company’s unfunded pension obligation increased by $35 million in 2012 due to primarily to a 105 basis point decrease in the discount rate offset by appreciation on plan assets of $35 million.

Benefit Obligations

The following table provides a reconciliation of the changes in the Plans’ benefit obligations for the years ended December 31, 2012, and December 25, 2011:

	Pension Benefits		Other Benefits
(In thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$454,904	$412,135	$39,599	$42,160
Service cost	-	-	101	226
Interest cost	21,162	22,426	1,547	1,910
Participant contributions	-	-	1,462	1,450
Plan amendments	-	-	(3,518)	-
Actuarial loss (gain)	60,494	41,803	(812)	(2,155)
Benefit payments, net of subsidy	(23,658)	(21,460)	(3,758)	(3,992)
Curtailments	-	-	(7,183)	-
Benefit obligation at end of year	$512,902	$454,904	$27,438	$39,599

The accumulated benefit obligation at the end of 2012 and 2011 was $513 million and $455 million, respectively.  The Company’s policy is to fund benefits under the supplemental executive retirement, ERISA Excess, and all postretirement benefits plans as claims and premiums are paid.  As of December 31, 2012 and December 25, 2011, the benefit obligation related to the supplemental executive retirement and ERISA Excess plans included in the preceding table was approximately $54 million and $49 million, respectively.  The Plans’ benefit obligations were determined using the following assumptions:

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Discount rate	3.75%	4.80%	3.40%	4.50%
Compensation increase rate	-	-	3.00	3.00

A 7.7% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012 (8.0% for 2011).  This rate was assumed to decrease gradually each year to a rate of 4.5% in 2027 and remain at that level thereafter.  These rates have an effect on the amounts reported for the Company’s postretirement obligations.  A one-percentage point increase or decrease in the assumed health care trend rates would change the Company’s accumulated postretirement benefit obligation approximately $250 thousand, and the Company’s net periodic cost by approximately $15 thousand.

Plan Assets

The following table provides a reconciliation of the changes in the fair value of the Plans’ assets for the years ended December 31, 2012 and December 25, 2011:

	Pension Benefits		Other Benefits
(In thousands)	2012	2011	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$273,549	$286,208	$-	$-
Actual return on plan assets	35,213	(4,076)		-
Employer contributions	11,930	12,877	2,591	2,915
Participant contributions	-	-	1,462	1,450
Benefit payments	(23,658)	(21,460)	(4,053)	(4,365)
Fair value of plan assets at end of year	$297,034	$273,549	$-	$-

Under the fair value hierarchy, the Company’s retirement plan assets fall under Level 1 (quoted prices in active markets) and Level 2 (other observable inputs).  The following table provides the fair value by each major category of plan assets at December 31, 2012 and December 25, 2011:

	2012		2011
	Level 1	Level 2	Level 1	Level 2
U.S. Small/Mid Cap Equity	$29,600	$-	$27,919	$-
U.S. Large Cap Equity	42,456	69,810	38,208	63,108
International/Global Equity	12,993	44,920	11,902	39,403
Fixed Income	69,018	23,567	65,507	23,391

The asset allocation for the Company’s funded retirement plan at the end of 2012 and 2011, and the asset allocation range for 2013, by asset category, are as follows:

	Asset allocation Range			Percentage of Plan Assets at Year End
Asset Category	2013			2012	2011
Equity securities	60%	-	75%	67%	66%
Fixed income securities/cash	25%	-	45%	33%	34%
Total				100%	100%

As the plan sponsor of the funded retirement plan, the Company’s investment strategy is to achieve a rate of return on the plan’s assets that, over the long-term, will fund the plan’s benefit payments and will provide for other required amounts in a manner that satisfies all fiduciary responsibilities.  A determinant of the plan’s returns is the asset allocation policy.  The Company’s investment policy provides absolute ranges (30-50% U.S. large cap equity, 5-17% U.S. small/mid cap equity, 10-30% international/global equity, 25-45% fixed income, and 0-5% cash) for the plan’s long-term asset mix.  The Company periodically (at least annually) reviews and rebalances the asset mix if necessary.  The Company also reviews the plan’s overall asset allocation to determine the proper balance of securities by market capitalization, value or growth, U.S., international or global, or the addition of other asset classes.

The plan’s investment policy is reviewed frequently and distributed to the investment managers.  Periodically, the Company evaluates each investment manager to determine if that manager has performed satisfactorily when compared to the defined objectives, similarly invested portfolios, and specific market indices.  The policy contains general guidelines for prohibited transactions such as:

•	borrowing of money

•	purchase of securities on margin

•	short sales

•	pledging any securities except loans of securities that are fully-collateralized

•	purchase or sale of futures or options for speculation or leverage

Restricted transactions include:

•	purchase or sale of commodities, commodity contracts, or illiquid interests in real estate or mortgages

•	purchase of illiquid securities such as private placements

•	use of various futures and options for hedging or for taking limited risks with a portion of the portfolio’s assets

Funded Status

The following table provides a statement of the funded status of the Plans at December 31, 2012 and December 25, 2011:

	Pension Benefits		Other Benefits
(In thousands)	2012	2011	2012	2011
Amounts recorded in the balance sheet:
Current liabilities	$(3,464)	$(2,931)	$(2,090)	$(3,276)
Noncurrent liabilities	(212,404)	(178,424)	(25,348)	(36,323)
Net amount recognized	$(215,868)	$(181,355)	$(27,438)	$(39,599)

The following table provides a reconciliation of the Company’s accumulated other comprehensive loss related to pension and other benefits prior to any deferred tax effects:

	Pension Benefits	Other Benefits
(In thousands)	Net Actuarial Loss	Net Actuarial Gain	Prior Service (Credit) Cost	Total
December 25, 2011	$228,727	$(10,902)	$8,385	$(2,517)
Current year change	43,340	374	(9,174)	(8,800)
December 31, 2012	$272,067	$(10,528)	$(789)	$(11,317)

The Company anticipates recognizing $7.6 million of actuarial loss and $91 thousand of prior service cost, both of which are currently in accumulated other comprehensive loss, as a component of its net periodic cost in 2013.  The Company currently anticipates making contributions of $4.5 million to its retirement plan in 2013, which is based on current estimates of ERISA minimums.  This contribution amount was assumed for purposes of these disclosures.

Expected Cash Flows

The following table includes amounts that are expected to be contributed to the Plans by the Company.  It additionally reflects benefit payments that are made from the Plans’ assets as well as those made directly from the Company’s assets, and it includes the participants’ share of the costs, which is funded by participant contributions.  The amounts in the table are actuarially determined and reflect the Company’s best estimate given its current knowledge including the impact of recent pension funding relief legislation; actual amounts could be materially different.

(In thousands)	Pension Benefits	Other Benefits
Employer Contributions
2013 (expectation) to participant benefits	$7,949	$2,090
Expected Benefit Payments / Receipts
2013	25,306	2,090
2014	25,589	2,109
2015	26,062	2,061
2016	26,555	2,103
2017	27,213	2,038
2018-2022	142,565	9,605

Net Periodic Cost

The following table provides the components of net periodic benefit cost for the Plans for fiscal years 2012, 2011, and 2010:

	Pension Benefits			Other Benefits
(In thousands)	2012	2011	2010	2012	2011	2010

Service cost	$-	$-	$38	$101	$226	$202
Interest cost	21,162	22,426	22,910	1,547	1,910	2,319
Expected return on plan assets	(23,703)	(23,996)	(23,820)	-	-	-
Amortization of prior-service (credit) cost	-	-	-	1,259	1,721	1,721
Amortization of net loss (gain)	5,647	3,794	2,671	(1,186)	(1,026)	(691)
Curtailment gain	-	-	-	(2,785)	-	-
Net periodic benefit cost	$3,106	$2,224	$1,799	$(1,064)	$2,831	$3,551

The net periodic costs for the Company’s pension and other benefit plans were determined using the following assumptions:

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Discount rate	4.80%	5.60%	4.50%	5.20%
Expected return on plan assets	8.00	8.00	-	-
Compensation increase rate	-	-	3.00	3.50

The reasonableness of the expected return on the funded retirement plan assets was determined by three separate analyses: 1) review of 10 and 20 years of historical data of portfolios with similar asset allocation characteristics done by a third party, 2) review of the Company’s actual portfolio performance over the past three years, and 3) projected portfolio performance for 20 and 30 years, assuming the plan’s asset allocation range, performed by a third party.  Net periodic costs for 2013 will use a discount rate of 3.75% and an expected rate of return on plan assets of 8%.

The Company also sponsors a 401(k) plan covering substantially all employees.  The Company suspended its 401(k) employer match on April 1, 2009.  Effective January 1, 2011, the Company reinstated its match to 100% of participant pretax contributions up to a maximum of 2% of the employee’s salary.  Eligible account balances may be rolled over from a prior employer’s qualified plan.  Contributions charged to expense under the plan were $2.1 million and $2.6 million in 2012 and 2011, respectively.  There were no contributions made to the plan in 2010.  Because of the substantial reduction in the number of employees, the Company expects contributions charged to expense to reduce to approximately $1.2 million in 2013.